POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
POST BALANCE SHEET EVENTS
30.	POST BALANCE SHEET EVENTS

Debt refinancing

In January 2022, the Company successfully closed a US$81,250,000 senior secured term loan credit facility (the “Term Loan”) with Perceptive Advisors, an investment manager with an expertise in healthcare. Proceeds from the Term Loan, along with existing cash and the issuance of 5.3 million American Depository Shares in the Company, were used to retire approximately US$99.7 million of the Exchangeable Notes.

The financial effect of these transactions is:

•
the Group paid a total amount of US$86,730,000 to retire Exchangeable Notes with a carrying value of US$83,312,000 at December 31, 2021. Each holder that was party to the agreement received US$0.87 of cash per $1 nominal value of the Notes, and

•
the Company also issued 5,333,000 ADSs (21,332,000 ‘A’ Ordinary shares) representing the equivalent of $0.08 of the Company’s ADS (based upon the 5-day trailing VWAP of the ADSs on NASDAQ on December 9, 2021, discounted by 13%) per $1 nominal value of the Notes, as partial consideration for the exchange of the notes.

Approval of TrinScreen test by World Health Organisation

In February 2022, the Company received approval from the World Health Organisation for its new HIV screening product, TrinScreen™ HIV.

Strategic Investment and Partnership with The MiCo Group

In April 2022, the Group announced a US$45,000,000 strategic investment and partnership with MiCo, a KOSDAQ-listed and Korea-based company. The investment consists of an equity investment of approximately US$25,200,000 (11,200,000 ADSs at a price of US$2.25 per ADS) and a seven-year, unsecured junior convertible note issued by Trinity Biotech of US$20 million, with a fixed interest rate of 1.5% and an ADS conversion price of US$3.24 per ADS. The convertible note mandatorily converts into ADS if the volume weighted average price of the Group’s ADSs is at or above US$3.24 for any five consecutive NASDAQ trading days. The investment is subject to customary Korean central bank approvals. It is intended that the Group will use these funds primarily to repay a portion of the Group’s US$81.25 million term loan. The Group also expects that this investment will facilitate it exploring lower cost debt funding options, in the short term, with the aim of further reducing the company’s interest expense through refinancing the balance of the Group’s term loan at substantially lower interest rates.

The founder and chair of MiCo, Sun-Q Jeon, is set to become Chairperson of Trinity Biotech and Aris Kekedjian and Michael Sung Soo Kim are expected to join the Board once the investment has completed. Current directors Kevin Tansley, Clint Severson and James Merselis are set to retire from the Board on completion of the investment